UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, 		Place, 			and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	May 13, 2011

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $181,025

List of Other Included Managers: Not Applicable.

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT

Accenture Corp.		COM	G1151C101	192	3,500	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	247	5,600	SH	NA	SOLE	NA	SOLE
Amazon.Com, Inc.	COM	023135106	5,766	32,010	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	3,477	65,060	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	5,998	73,220	SH	NA	SOLE	NA	SOLE
Analog Devices		COM	032654105	165	4,200	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	190	3,500	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	8,755	25,120	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	9,314	211,160	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	159	3,200	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	6,169	77,480	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	5,241	198,280	SH	NA	SOLE	NA	SOLE
Broadcom Corp Com	COM	111320107	138	3,500	SH	NA	SOLE	NA	SOLE
Campbell Soup		COM	134429109	3,186	96,230	SH	NA	SOLE	NA	SOLE
Caterpillar Inc.	COM	149123101	8,456	75,940	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	4,235	246,960	SH	NA	SOLE	NA	SOLE
Clorox Co.		COM	189054109	4,761	67,950	SH	NA	SOLE	NA	SOLE
Cognizant Technology	COM	192446102	187	2,300	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	22160K105	5,980	81,560	SH	NA	SOLE	NA	SOLE
Cummins Inc.		COM	231021106	5,412	49,370	SH	NA	SOLE	NA	SOLE
Deere & Co.		COM	244199105	7,289	75,230	SH	NA	SOLE	NA	SOLE
Donaldson Co. Inc.	COM	257651109	3,905	63,710	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102	6,865	258,480	SH	NA	SOLE	NA	SOLE
FactSet Research 	COM	303075105	157	1,500	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	169	2,700	SH	NA	SOLE	NA	SOLE
General Electric Co.	COM	369604103	7,007	349,500	SH	NA	SOLE	NA	SOLE
General Mills, Inc.	COM	370334104	4,337	118,660	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	5,531	9,427	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	119	2,900	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	4,082	25,030	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	5,676	106,880	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	4,119	69,520	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	4,875	155,450	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	9,376	97,300	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	161	4,800	SH	NA	SOLE	NA	SOLE
Magna International Inc.COM	559222401	3,043	63,510	SH	NA	SOLE	NA	SOLE
Marvell Technology	COM	G5876H105	73	4,700	SH	NA	SOLE	NA	SOLE
McCormick & Co, Inc.	COM	579780206	5,308	110,980	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	4,353	110,610	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	5,853	153,990	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	193	4,000	SH	NA	SOLE	NA	SOLE
Netflix			COM	64110L106	190	800	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	221	6,600	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	3,182	49,410	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	152	4,400	SH	NA	SOLE	NA	SOLE
Union Pacific		COM	907818108	5,709	58,060	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	5,388	72,500	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	5,662	76,910	SH	NA	SOLE	NA	SOLE

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